Income Taxes - Schedule of Components of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic					$ (68,534)	$ (77,611)	$ (58,155)
Foreign					380	396	163
Loss before income taxes	$ (21,882)	$ (17,194)	$ (57,027)	$ (48,451)	$ (68,154)	$ (77,215)	$ (57,992)